Derivative Instruments - Summary of Notional and Fair Value of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Total derivative assets, including embedded derivatives, fair value	$ 1,510	$ 907
Total derivative liabilities, including embedded derivatives, fair value	5,329	4,516
Derivatives designated as hedges
Derivative [Line Items]
Derivative assets, fair value	11	14
Derivative liabilities, fair value	18	0
Derivatives designated as hedges | Foreign currency swaps
Derivative [Line Items]
Notional Amount	289	177
Derivative assets, fair value	11	14
Derivative liabilities, fair value	4	0
Derivatives designated as hedges | Interest rate swaps
Derivative [Line Items]
Notional Amount	302	0
Derivative assets, fair value	0	0
Derivative liabilities, fair value	14	0
Derivatives not designated as hedges
Derivative [Line Items]
Total derivative assets, including embedded derivatives, fair value	1,499	893
Total derivative liabilities, including embedded derivatives, fair value	5,311	4,516
Derivatives not designated as hedges | Foreign currency swaps
Derivative [Line Items]
Notional Amount	43	47
Derivative assets, fair value	5	5
Derivative liabilities, fair value	0	0
Derivatives not designated as hedges | Interest rate swaps
Derivative [Line Items]
Notional Amount	568	859
Derivative assets, fair value	1	2
Derivative liabilities, fair value	5	8
Derivatives not designated as hedges | Equity options
Derivative [Line Items]
Notional Amount	26,822	25,176
Derivative assets, fair value	1,336	831
Derivative liabilities, fair value	0	0
Derivatives not designated as hedges | Futures
Derivative [Line Items]
Notional Amount	0	0
Derivative assets, fair value	9	9
Derivative liabilities, fair value	0	1
Derivatives not designated as hedges | Total return swaps
Derivative [Line Items]
Notional Amount	41	54
Derivative assets, fair value	2	0
Derivative liabilities, fair value	0	0
Derivatives not designated as hedges | Credit default swaps
Derivative [Line Items]
Notional Amount	10	10
Derivative assets, fair value	0	0
Derivative liabilities, fair value	7	7
Derivatives not designated as hedges | Variance swaps
Derivative [Line Items]
Notional Amount	0	0
Derivative assets, fair value	0	5
Derivative liabilities, fair value	0	0
Derivatives not designated as hedges | Foreign currency forwards
Derivative [Line Items]
Notional Amount	805	367
Derivative assets, fair value	6	5
Derivative liabilities, fair value	10	1
Derivatives not designated as hedges | Embedded derivatives | Funds withheld
Derivative [Line Items]
Notional Amount	0	0
Embedded derivative assets, fair value	140	36
Embedded derivative liabilities, fair value	6	35
Derivatives not designated as hedges | Embedded derivatives | Interest sensitive contract liabilities
Derivative [Line Items]
Notional Amount	0	0
Embedded derivative assets, fair value	0	0
Embedded derivative liabilities, fair value	$ 5,283	$ 4,464